UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09869
                                                     ----------

                       Franklin Floating Rate Master Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                 One Franklin Parkway, San Mateo, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                   ---------------
Date of fiscal year end: 7/31
                        ------

Date of reporting period: 7/31/08
                         ----------
Item 1. Reports to Stockholders.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL HIGHLIGHTS

                                                                                       Year Ended July 31,
                                                                 -------------------------------------------------------------------
                                                                        2008          2007          2006          2005          2004
                                                                 -------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                                     $9.51         $9.77         $9.85         $9.84         $9.69
                                                                 -------------------------------------------------------------------
Income from investment operations/a:
     Net investment income                                             0.549         0.655         0.565         0.398         0.334
     Net realized and unrealized gains (losses)                      (0.493)       (0.258)       (0.076)         0.013         0.151
                                                                 -------------------------------------------------------------------
Total from investment operations                                       0.056         0.397         0.489         0.411         0.485
                                                                 -------------------------------------------------------------------
Less distributions from net investment income                        (0.056)       (0.657)       (0.569)       (0.401)       (0.335)
                                                                 -------------------------------------------------------------------
Net asset value, end of year                                           $9.02         $9.51         $9.77         $9.85         $9.84
                                                                 -------------------------------------------------------------------

Total return                                                           0.64%         4.09%         5.09%         4.23%         5.08%

RATIOS TO AVERAGE NET ASSETS
Expenses before waiver and payments by affiliates                      1.00%         0.95%         0.95%         0.95%         0.98%
Expenses net of waiver and payments by affiliates/b                    0.60%         0.60%         0.60%         0.60%         0.60%
Net investment income                                                  6.16%         6.70%         5.76%         4.08%         3.34%

SUPPLEMENTAL DATA
Net assets, end of year (000's)                                     $447,246   $1,069,720   $ 1,140,854    $1,121,133      $757,987
Portfolio turnover rate                                               28.10%        77.72%        78.29%        72.38%        54.41%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Benefit of expenses reduction rounds to less than 0.01%.


   The accompanying notes are an integral part of these financial statements.

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

STATEMENT OF INVESTMENTS, JULY 31, 2008


                                                                                            PRINCIPAL                     % OF NET
                                                                           COUNTRY           AMOUNT/a         VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  b,c  SENIOR FLOATING RATE INTERESTS
       AEROSPACE & DEFENSE
       BE Aerospace Inc., Term Loan B, 5.75% - 5.91%, 7/28/14            United States     $  1,400,000   $  1,402,041         0.31
       Hawker Beechcraft Inc.,
         Synthetic L/C, 4.801%, 3/26/14                                  United States          106,198         99,287         0.02
         Term Loan B, 4.801%, 3/26/14                                    United States        1,817,752      1,699,457         0.38
       ILC Industries Inc., June 2006 Term Loan, 4.801%, 2/24/12         United States          724,488        691,886         0.16
       Spirit Aerosystems Inc. (Onex Wind Finance LP), Term B-1
         Loan, 4.538%, 12/31/11                                          United States        2,967,212      2,894,886         0.65
       TransDigm Inc., Term Loan B, 4.801%, 6/23/13                      United States        4,400,000      4,281,200         0.96
                                                                                                            ------------------------
                                                                                                            11,068,757         2.48
                                                                                                            ------------------------

       APPLICATION SOFTWARE
       CCC Information Services Group Inc. Term Loan B, 5.06%,
         2/10/13                                                         United States        1,564,108      1,540,647         0.35
       Dealer Computer Services Inc. (Reynolds & Reynolds), First
         Lien Term Loan, 4.801%, 10/26/12                                United States        5,352,687      4,981,344         1.11
                                                                                                            ------------------------
                                                                                                             6,521,991         1.46
                                                                                                            ------------------------

       ASSET MANAGEMENT & CUSTODY BANKS
       Nuveen Investments Inc., Term Loan B, 5.46% - 5.463%
        11/13/14                                                         United States        1,895,250      1,757,844         0.39
                                                                                                            ------------------------

       AUTO PARTS & EQUIPMENT
       Affinia Group Inc., Term Loan B, 5.799%, 11/30/11                 United States        2,262,586      2,115,518         0.47
       Cooper Standard Automotive Inc.,
         Term Loan B, 5.313%, 12/23/11                                       Canada           1,587,998      1,480,808         0.33
         Term Loan C, 5.313%, 12/23/11                                   United States        3,054,028      2,847,881         0.64
       Dayco Products LLC (Mark IV), Replacement Term Loan,
         7.14% - 7.72%, 6/23/11                                          United States        3,422,332      2,455,523         0.55
       Federal Mogul Corp., Term Loan B, 4.398% - 4.408%, 12/27/14       United States        2,743,108      2,167,055         0.48
       Key Safety Systems Inc., Term Loan B, 4.71% - 5.06%, 3/10/14      United States        4,236,823      3,527,155         0.79
       TRW Automotive Inc., Tranche B-1 Term Loan, 4.188% -
        4.313%, 2/09/14                                                  United States        1,368,167      1,323,702         0.30
       United Components Inc., Term Loan D, 4.58%, 6/29/12               United States        2,311,626      2,230,719         0.50
                                                                                                            ------------------------
                                                                                                            18,148,361         4.06
                                                                                                            ------------------------

       BROADCASTING
       Charter Communications Operating LLC,
    d    Incremental Term Loan, 8.50%, 3/06/14                           United States        2,346,500      2,322,826         0.52
         Term Loan, 4.67% - 4.80%, 3/06/14                               United States        1,998,357      1,763,342         0.40
       Citadel Broadcasting Corp., Term Loan B, 4.095% - 4.435%,
         6/12/14                                                         United States        7,022,642      5,758,566         1.29
       CSC Holdings Inc. (Cablevision), Incremental Term Loan,
         4.206%, 3/29/13                                                 United States        4,604,963      4,374,715         0.98
       DIRECTTV Holdings LLC, Term Loan C, 5.25%, 4/13/13                United States        3,700,000      3,700,463         0.83
       Discovery Communications Inc., Term Loan B, 4.801%, 5/14/14       United States          975,791        955,543         0.21
       Entravision Communications Corp., Term Loan B, 4.29%, 3/29/13     United States        3,263,007      3,028,478         0.68
       Gray Television Inc., Term Loan B, 3.97% - 4.29%, 12/31/14        United States        2,342,362      1,999,782         0.45
       Insight Midwest Holdings, Term Loan B, 4.47%, 4/02/14             United States        3,307,500      3,190,176         0.71
       LBI Media Inc., Term Loan B, 3.963%, 3/31/12                      United States          977,500        845,538         0.19
       MCC Iowa,
         Term Loan E, 6.50%, 1/03/16                                     United States        1,850,000      1,843,063         0.41
         Tranche D-1 Term Loan, 4.21% - 4.22%, 1/31/15                   United States        1,970,731      1,805,682         0.40
         Tranche D-2 Term Loan, 4.21% - 4.22%, 1/31/15                   United States        1,513,206      1,386,475         0.31
       Mediacom LLC, Term Loan C, 4.21% - 4.22%, 1/31/15                 United States          764,523        700,494         0.16

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                                            PRINCIPAL                     % OF NET
                                                                           COUNTRY           AMOUNT/a         VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------------

       Mission Broadcasting Inc., Term Loan B, 4.551%, 10/01/12          United States    $     743,523   $    678,465         0.15
       Nexstar Broadcasting Inc., Term Loan B, 4.416%, 10/01/12          United States          703,745        642,167         0.14
       Spanish Broadcasting System Inc., Term Loan B, 4.56%, 6/11/12     United States        1,935,000      1,518,975         0.34
       Univision Communications Inc., Initial Term Loan, 4.7131% -
         5.049%, 9/29/14                                                 United States        7,100,000      5,829,768         1.30
       UPC Financing Partnership, Term Loan N, 4.211%, 12/31/14          United States        4,000,000      3,761,000         0.84
                                                                                                            ------------------------
                                                                                                            46,105,528        10.31
                                                                                                            ------------------------

       BUILDING PRODUCTS
       Goodman Global Holdings Inc., Term Loan B, 7.50%, 2/13/14         United States        1,447,500      1,432,120         0.32
       NCI Building Systems Inc., Term Loan B, 3.96% - 3.97%, 6/18/10    United States        1,625,721      1,585,078         0.35
                                                                                                            ------------------------
                                                                                                             3,017,198         0.67
                                                                                                            ------------------------

       CASINOS & GAMING
       Ameristar Casinos Inc., Term Loan B, 5.017%, 11/10/12              United States       1,979,695      1,880,711         0.42
       CCM Merger Inc. (MotorCity Casino), Term Loan B, 4.638% -
         4.808%, 7/13/12                                                  United States         810,724        745,866         0.17
       Green Valley Ranch Gaming LLC, Term Loan B, 4.644% -
         4.801%, 2/16/14                                                  United States       3,305,648      2,650,029         0.59
       Las Vegas Sands LLC,
         Delayed Draw I Term Loan, 4.55%, 5/23/14                         United States         156,318        135,432         0.03
         Term Loan B, 4.55%, 5/23/14                                      United States         530,204        459,361         0.10
    d  Penn National Gaming Inc., Term Loan B, 4.21% - 4.55%,
         10/03/12                                                         United States       1,996,154      1,920,585         0.43
       VML U.S. Finance LLC (Venetian Macau),
         Delay Draw, 5.06%, 5/25/12                                           Macau           1,976,190      1,910,905         0.43
         New Project Term Loans, 5.06%, 5/25/13                               Macau           1,000,000        966,964         0.22
         Term Loan B, 5.06%, 5/24/13                                          Macau             523,810        506,505         0.11
                                                                                                            ------------------------
                                                                                                            11,176,358         2.50

       COAL & CONSUMABLE FUELS
       Alpha Natural Resources LLC, Term Loan B, 4.551%, 10/26/12         United States       1,008,709      1,003,666          0.22
                                                                                                            ------------------------

       COMMERCIAL PRINTING
       Cenveo Corp.,
         Delayed Draw Term Loan, 4.551%, 6/21/13                          United States          24,084         22,684         0.01
         Term Loan C, 4.551%, 6/21/13                                     United States       1,517,383      1,429,185         0.31
                                                                                                            ------------------------
                                                                                                             1,451,869         0.32
                                                                                                            ------------------------

       COMMODITY CHEMICALS
       Lyondell Chemical Co.,
         Tranche B-1, 7.00%, 12/20/14                                     United States       1,147,125        955,452         0.22
         Tranche B-2, 7.00%, 12/20/14                                     United States       2,244,375      1,885,899         0.42
                                                                                                            ------------------------
                                                                                                             2,841,351         0.64
                                                                                                            ------------------------

       COMMUNICATIONS EQUIPMENT
       CommScope Inc., Term Loan B, 4.963% - 5.301%, 12/26/14             United States       1,733,078      1,670,254         0.37
                                                                                                            ------------------------

       CONSTRUCTION & ENGINEERING
       CONTECH Construction Products Inc., Term Loan B, 4.47% -
         4.77%, 1/31/13                                                   United States       2,954,143      2,584,875         0.58
                                                                                                            ------------------------

       CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS
       Bucyrus International Inc., Tranche B Dollar Term Loan,
         4.077% - 4.291%, 5/04/14                                         United States       1,283,278      1,238,363         0.28

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                                            PRINCIPAL                     % OF NET
                                                                           COUNTRY           AMOUNT/a         VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------------

       Oshkosh Truck Corp.,
         Term Loan A, 3.96% - 4.18%, 12/06/11                             United States   $   1,162,500   $  1,063,688         0.24
         Term Loan B, 4.21% - 4.43%,  12/606/13                           United States       5,184,744      4,746,472         1.06
                                                                                                            ------------------------
                                                                                                             7,048,523         1.58
                                                                                                            ------------------------
       CONSTRUCTION MATERIALS
       Headwaters Inc., Term Loan B, 4.46%, 4/30/11                       United States       1,134,074      1,094,381         0.24
                                                                                                            ------------------------

       CONSUMER ELECTRONIC
       DEI Sales Inc., Term Loan B, 6.47%, 9/22/13                        United States       1,051,686        709,888         0.16
                                                                                                            ------------------------

       DATA PROCESSING & OUTSOURCED SERVICES
       Affiliated Computer Services Inc.,
         Additional Term Loan, 4.459% - 4.463%, 3/20/13                   United States         832.542        808,216         0.18
         Term Loan B, 4.46%, 3/20/13                                      United States       1,267,500      1,230,465         0.28
       Emdeon Business Services LLC, First Lien Term Loan, 4.81%,
         11/16/13                                                         United States       1,368,424      1,293,161         0.29
       First Data Corp.,
         Term Loan B-1, 5.212% - 5.552%, 9/24/14                          United States       1,742.003      1,606,750         0.36
         Term Loan B-2, 5.212% - 5.552%, 9/24/14                          United States         272,661        251,487         0.06
       infoGROUP Inc.
         2007 Term Loan B, 4.81%, 2/10/12                                 United States       1,397,000      1,316,945         0.29
         Term Loan, 4.81%, 2/10/12                                        United States       2,886,595      2,756,698         0.62
       Lender Processing Services Inc., Term Loan B, 4.963%, 7/02/14      United States       1,600,000      1,602,000         0.36
       Metavante Corp., Term Loan B, 4.623%, 11/01/14                     United States       2,397,500      2,250,653         0.50
       SunGard Data System Inc., New U.S. Term Loan, 4.508%, 2/28/14      United States       2,429,776      2,296,741         0.51
                                                                                                            ------------------------
                                                                                                            15,413,116         3.45
                                                                                                            ------------------------

       DIVERSIFIED CHEMICALS
       Celanese U.S. Holdings LLC, Dollar Term Loan, 4.283%, 4/02/14      United States       3,252,582      3,067,301         0.69
       Huntsman International LLC, Term Loan B, 4.213%, 4/19/14           United States       3,840,275      3,611,917         0.81
    d  Ineous U.S. Finance LLC,
         Term Loan B2, 4.885%, 12/16/13                                   United States       1,303,500      1,090,052         0.24
         Term Loan C2, 5.385%, 12/23/14                                   United States       1,303,500      1,090,052         0.24
       Invista Canada Co., Term Loan B2, 4.301%, 4/29/11                     Canada             666,883        633,539         0.14
       Invista SARL, Term Loan B1, 4.301%, 4/29/11                        Luxembourg          1,274,486      1,210,762         0.27
                                                                                                            ------------------------
                                                                                                            10,703,623         2.39
                                                                                                            ------------------------

       DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES
       Affinion Group Inc. Term Loan B, 4.963% - 5.178%, 10/17/12         United States       3,736,171      3,585,166         0.80
    d  ARAMARK Corp.,
         Synthetic L/C, 2.44%, 1/26/14                                    United States         272,708        259,686         0.06
         Term Loan B, 4.676%, 1/26/14                                     United States       4,292,605      4,087,624         0.92
       Audatex North America Inc., Domestic Term Loan C, 4.788%,
         5/16/14                                                          United States       1,085,286      1,020,169         0.23
       Getty Images Inc., Initial Term Loan, 7.25%, 7/02/15               United States         900,000        894,657         0.20
       Language Lines Inc., Term Loan B, 6.06%, 6/11/11                   United States       1,276,215      1,199,642         0.27
       Nielsen Finance LLC (VNU) Inc.), Dollar Term Loan, 4.734%,
         8/09/13                                                          United States       6,149,299      5,731,116         1.28
       Protection One, Inc., Term Loan C, 4.71% - 4.72&, 3/31/12          United States         911,941        848,105         0.19
       TDS Investor Corp. (Travelport)
         Delayed Draw Term Loan, 4.713%, 8/23/13                          United States       3,734,079      3,145,962         0.70
         Synthetic L/C, 5.056%, 8/23/13                                   United States         210,056        176,973         0.04
         Term Loan B, 4.713%, 8/23/13                                     United States         993,256        836,818         0.19

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                                            PRINCIPAL                     % OF NET
                                                                           COUNTRY           AMOUNT/a         VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------------
       West Corp.,Inc.,
         Term Loan B-2, 4.838% - 5.171%, 10/24/13                         United States   $   3,142,169   $  2,830,900         0.63
         Term Loan B-3, 8.50%, 10/24/13                                   United States         997,500        993,759         0.22
                                                                                                            ------------------------
                                                                                                            25,610,577         5.73
                                                                                                            ------------------------

       EDUCATION SERVICES
       Bright Horizons Family Solution Inc., Term Loan B, 7.50%,
        5/21/15                                                           United States       2,400,000      2,367,751         0.53
       Education Management LLC, Term Loan C, 4.563%, 6/01/13             United States       3,425,511      3,145,965         0.71
       Laureate Education Inc., Closing Date Term Load, 5.708%,
        8/17/14                                                           United States       1,122,446      1,043,173         0.23
                                                                                                            ------------------------
                                                                                                             6,556,889         1.47
                                                                                                            ------------------------

       ELECTRONIC EQUIPMENT MANUFACTURERS
       Senus Metering Systems Inc.,
         Term Loan B1, 4.46% - 4.786%, 12/17/10                           United States       3,292,357      3,111,277         0.69
         Term Loan B2, 4.46%, 12/17/10                                    United States          84,849         80,183         0.02
                                                                                                            ------------------------
                                                                                                             3,191,460         0.71
                                                                                                            ------------------------

       ELECTRONICS MANUFACTURING SERVICES
       FCI USA,
         Term Loan B1, 4.835%, 11/01/13                                   United States       1,345,848      1,281,079         0.29
         Term Loan C1, 4.835%, 11/03/14                                   United States       1,345,848      1,292,875         0.29
       Flextronics International USA Inc.,
         Term Loan A, 5.308% - 5.041%, 10/01/14                           United States       1,230,637      1,118,727         0.25
         Term Loan A-1 5.041%, 10/01/14                                   United States         353,631        321,473         0.07
                                                                                                            ------------------------
                                                                                                             4,014,154         0.90
                                                                                                            ------------------------

       ENVIRONMENTAL & FACILITIES SERVICES
       Allied Waste North America Inc.,
         Credit Link, 4.297%, 3/28/14                                     United States         707,067        694,840         0.15
         Term Loan B, 3.96% - 4.57%, 3/28/14                              United States       1,176,019      1,155,683         0.26
       Duratek Inc. (EnergySolutions), Term Loan B, 5.47%, 6/07/13        United States         810,499        792,262         0.18
       EnergySolutions LLC
         Synthetic L/C, 2.46%, 6/07/13                                    United States         108,318        105,880         0.02
         Synthetic L/C, (add-On), 2.46%, 6/07/13                          United States       1,000,000        977,500         0.22
         Term Loan B, 5.47%, 6/07/13                                      United States       1,689,330      1,651,320         0.37
   e   EnviroSolutions Inc., Initial Term Loan, PIK, 11.50%, 7/07/12      United States       2,207,941      2,003,707         0.45
       Safety-Kleen Systems Inc.,
         Synthetic L/C, 2.50, 8/02/13                                     United States         305,085        295,029         0.07
         Term Loan B, 5.00%, 8/02/13                                      United States       1,149,025      1,111,154         0.25
                                                                                                            ------------------------
                                                                                                             8,787,375         1.97
                                                                                                            ------------------------

       FOOD RETAIL
       Pantry Inc.,
         Delayed Draw Term Loan, 4.22%, 5/14/14                           United States         246,744        222,069         0.05
         Term Loan B, 4.22%, 5/14/14                                      United States         857,110        771,399         0.17
                                                                                                            ------------------------
                                                                                                               993,468         0.22
                                                                                                            ------------------------
       GENERAL MERCHANDISE STORES
       Dollar General Corp., Tranche B-1 Term Loan, 5.213% - 5.549%,
        7/07/14                                                           United States       1,400,000      1,300,104         0.29
                                                                                                            ------------------------

       HEALTH CARE EQUIPMENT
       DJO Finance LLC, Term Loan B, 5.463% - 5.801% 5/20/14              United States       3,233,750      3,144,822         0.70
                                                                                                            ------------------------


ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                                            PRINCIPAL                     % OF NET
                                                                           COUNTRY           AMOUNT/a         VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------------

       HEALTH CARE FACILITIES
       Community Health System Inc., Term Loan, 4.713% - 4.899%,
        7/25/14                                                           United States   $   5,297,656   $  5,023,561         1.12
       HCA Inc., Term Loan B-1, 5.051%, 11/18/13                          United States       3,673,261      3,459,242         0.77
       Health Management Associates Inc., Term Loan B, 4.551%, 2/28/14    United States       1,884,634      1,746,232         0.39
       HealthSouth Corp.,
         Delayed Draw Term Loan, 4.463%, 3/14/14                          United States         953,895        891,494         0.20
         Initial Term Loan, 4.463%, 3/14/14                               United States       2,756,836      2,576,492         0.58
         Synthetic L/C, 2.609%, 3/14/14                                   United States         254,372        237,732         0.05
       Vanguard Health Holding Co. II LLC, Replacement Term Loan,
         5.051%, 9/23/11                                                  United States       3,325,349      3,211,020         0.72
                                                                                                           ------------------------
                                                                                                            19,417,075         4.65
                                                                                                            ------------------------

       HEALTH CARE SERVICES
       AMR Holdco/EmCare Holdco, Term Loan B, 4.461% - 4.696%,
        2/10/12                                                           United States       1,335,953      1,300,885         0.29
       DaVita Inc., Term Loan B-1, 3.97% - 4.30%, 10/05/12                United States       5,477,225      5,283,567         1.18
       Fresenius Medical Care Holdings Inc., Term Loan B, 4.019%
        4.184%, 3/31/1                                                    United States       1,993,750      1,941,725         0.44
       U.S. Oncology Inc., Term Loan B, 5.549% - 5.551%, 8/20/11          United States       1,914,781      1,845,370         0.41
       VICAR Operting Inc., Incremental Term Loan, 4.00%, 5/16/11         United States         888,750        866,531         0.19
                                                                                                           ------------------------
                                                                                                            11,238,078         2.51
                                                                                                            ------------------------
       HEALTH CARE SUPPLIES
       Bausch and Lomb, Inc.,
   f     Delayed Draw Term Loan, 6.051%, 4/28/15                          United States         156,168        152,329         0.03
         Parent Term Loan B, 6.051%, 4/28/15                              United States       1,035,917      1,010,451         0.23
                                                                                                           ------------------------
                                                                                                             1,162,780         0.26
                                                                                                            ------------------------
       Home Furnishings
       National Bedding Co. LLC, Term Loan, 4.463 -4.776%, 2/28/13        United States       1,007,991        795,473         0.18
       Sealy Mattress Co., Revolver, 4.198% - 6.25%, 4/14/11              United States         375,000        333,750         0.08
       Simmons Bedding Company, Term Loan D, 4.813% - 7.25%, 12/19/11     United States       2,255,627      2,117,470         0.47
                                                                                                            ------------------------
                                                                                                             3,246,693         0.73
                                                                                                            ------------------------
       HOUSEHOLD PRODUCTS
       Central Garden & Pet Co., Term Loan B, 3.97%, 9/30/12              United States       2,627,832      2,332,201         0.52
       Prestige Brands Inc., Term Loan B, 4.713% - 5.043%, 4/06/11        United States         866,895        847,390         0.19
                                                                                                            ------------------------
                                                                                                             3,179,591         0.71
                                                                                                            ------------------------

       HOUSEWARES & SPECIALTIES
       Jarden Corp.,
         Term Loan B1, 4.551%, 1/24/12                                    United States         612,654        583,298         0.13
         Term Loan B2, 4.551%, 1/24/12                                    United States       3,329,023      3,169,506         0.71
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C,
         5.171%, 12/21/11                                                 United States       1,824,366      1,783,318         0.40
                                                                                                            ------------------------
                                                                                                             5,536,122         1.24
                                                                                                            ------------------------

       HUMAN RESOURCE & EMPLOYMENT SERVICES
       Allied Security Holdings LLC, Term Loan D, 7.00%, 6/30/10          United States         846,825        808,718         0.18
                                                                                                            ------------------------

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                                            PRINCIPAL                     % OF NET
                                                                           COUNTRY           AMOUNT/a         VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------------

      INDEPENDENT POWER PRODUCERS & ENERGY TRADER
      Dynegy Holdings Inc.,
        Term L/C Facility, 3.963%, 4/02/13                                United States   $   2,791,915   $  2,602,065         0.58
        Term Loan B, 3.963%, 4/02/13                                      United States         305,586        284,806         0.06
      NRG Energy Inc.,
        Credit Link, 2.701%, 2/01/13                                      United States       1,759,818      1,678,426         0.38
        Term Loan, 4.301%, 2/01/13                                        United States       3,592,655      3,426,495         0.77
      Texas Competitive Electric Holdings Co., LLC
        Term Loan B-2, 5.961% - 6.478%, 10/10/14                          United States       4,960,013      4,674,812         1.04
        Term Loan B-3, 6.234% - 6.478%, 10/10/14                          United States         992,500        932,330         0.21
                                                                                                            ------------------------
                                                                                                            13,598,934         3.04
                                                                                                            ------------------------
       INDUSTRIAL CONGLOMERATES
       TriMas Co. LLC,
         Term Loan B, 4.71% - 5.045%, 8/02/13                             United States       2,910,251      2,619,225         0.58
         Tranche B-1 L/C, 4.686%, 8/02/11                                 United States         683,559        615,203         0.14
                                                                                                            ------------------------
                                                                                                             3,234,428         0.72
                                                                                                            ------------------------
       INDUSTRIAL MACHINERY
       CI Acquisition Inc. (Chart Industries), Term Loan B, 4.458% -
         4.50%, 10/17/12                                                  United States         962,662        936,188         0.21
       Husky Injection Molding Systems Ltd. (Ontario Inc.), Term Loan,
         5.801%, 12/14/12                                                   Canada            1,293,500      1,293,500         0.29
       Mueler Water Products Inc., Term Loan B, 4.213% - 4.551% 5/24/14   United States       2,115,945      1,987,225         0.44
       RBS Global Inc. (Rexnord Corp.),
         Incremental Tranche B-2, 4.791%, 7/22/13                         United States       1,280,500      1,216,475         0.27
         Term Loan, 5.286%, 7/22/13                                       United States       3,703,279      3,513,486         0.79
                                                                                                            ------------------------
                                                                                                             8,946,874         2.00
                                                                                                            ------------------------
       INTEGRATED TELECOMMUNICATION SERVICES
       GCI Holdings Inc., Add-on Term Loan, 6.72%, 8/31/12                United States       1,695,697      1,668,142         0.37
       NTELOS Inc., Term Loan B-1, 5.27%, 8/24/11        3                United States       1,765,746      1,729,328         0.39
       Wind Telecomunicazioni SpA,
         Term Loan B-2, 5.01%, 12/12/14                                       Italy           3,150,000      3,021,048         0.68
         Term Loan C-2, 5.76%, 12/12/15                                       Italy           3,150,000      3,020,441         0.67
       Windstream Corp., Tranche B-1, 4.29%, 7/17/13                      United States       1,667,608      1,615,235         0.36
                                                                                                            ------------------------
                                                                                                            11,054,194         2.47
                                                                                                            ------------------------
       INTERNET RETAIL
   d   FTD Group Inc., Term Loan B, 4.21%, 8/04/14                        United States       2,000,000      1,990,000         0.45
                                                                                                            ------------------------
       IT CONSULTING & OTHRE SERVICES
       Acxion Corp., Term Loan B, 4.208% - 4.834%, 9/14/12                United States         512,344        498,255         0.11
                                                                                                            ------------------------
       LEISURE FACILITIES
       24 Hour Fitness Worldwide Inc., Term Loan B, 4.97%, 6/08/12        United States       2,353,599      2,224,151         0.50
                                                                                                            ------------------------
       LEISURE PRODUCTS
       PlayPower Inc., Term Loan B, 5.55%, 6/30/12                        United States         629,528        580,739         0.13
                                                                                                            ------------------------
       LIFE & HEALTH INSURANCE
       Conseco Inc., Term Loan, 4.463%, 10/10/13                          United States       1,948,345      1,708,455         0.38
                                                                                                            ------------------------
       METAL & GLASS CONTAINERS
       Anchor Glass Container Corp., Term Loan, 7.75%, 6/20/14            United States       1,263,214      1,245,845         0.28
                                                                                                            ------------------------

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                                            PRINCIPAL                     % OF NET
                                                                           COUNTRY           AMOUNT/a         VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------------

       MOVIES/ENTERTAINMENT
        Cinemark USA Inc., Term Loan, 4.43%, 10/05/13                     United States   $   3,946,332    $   3,729,991       0.83
        Regal Cinemas Corp., Term Loan, 4.301%, 10/27/13                  United States       4,002,853        3,780,470       0.85
        Zuffa LLC, Term Loan B, 4.50%, 6/19/15                            United States       2,834,369        2,380,870       0.53
                                                                                                            ------------------------
                                                                                                               9,891,331       2.10
                                                                                                            ------------------------
       OFFICE SERVICES & SUPPLIES
       Acco Brands Corp., Term Loan B, 4.428% - 4.553%, 8/17/12           United States         973,241        953,777         0.21
                                                                                                            ------------------------

       OIL & GAS DRILLING
       Dresser Inc., Term Loan B, 4.713% - 5.219%, 5/04/14                United States        3,745,638     3,602,057         0.81
                                                                                                            ------------------------

       OIL & GAS EQUIPMENT & SERVICES
       Helix Energy Solutions Group, Term Loan B, 4.463% - 4.788%,
         7/01/13                                                          United States       1,808,501        1,755,753       0.39

       OIL & GAS EXPLORATION & PRODUCTION
       ATP Oil and Gas Corp.,
         Tranche B-1, 8.50%, 7/15/14                                      United States         509,091          495,515       0.11
         Tranche B-2, 8.50%, 7/15/14                                      United States         290,909          283,151       0.06
                                                                                                            ------------------------
                                                                                                                 778,666       0.16
                                                                                                            ------------------------
       OIL & GAS REFINING & MARKETING
       Alon Refinig Krotz Springs Inc., Term Loan, 10.75%, 7/03/14        United States         530,000          510,787       0.12
       Citgo Petroleum Corp., Term Loan B, 3.767%, 11/15/12               United States       1,445,704        1,351,734       0.30
                                                                                                            ------------------------
                                                                                                               1,862,521       0.42
                                                                                                            ------------------------
       OIL & GAS STORAGE & TRANSPORTATION
       Niska Gas Storage Canada ULC (C/R Gas),
         Asset Sale Term Loan, 4.843%, 5/13/11                               Canada              34,888           32,533       0.01
         Canadian Term Loan, 4.534%, 5/12/13                                 Canada             534,095          498,043       0.11
       Niska Gas Storage U.S. LLC (C/R Gas),
         Delay Draw, 4.844%, 5/12/13                                      United States          58,792           54,824       0.01
         U.S. Term Loan, 44.11%, 5/12/13                                  United States          86,792           80,933       0.02
                                                                                                            ------------------------
                                                                                                                 666,333       0.15
                                                                                                            ------------------------
       PACKAGED FOODS & MEATS
       Bumble Bee Foods LLC, Term Loan B, 5.008% - 5.123%, 5/02/12        United States         800,000          770,000       0.17
       Dean Foods Co., Term Loan B, 3.97% - 4.31%, 4/02/14                United States       4,828,850        4,573,829       1.02
       OSI Group LLC
         German Term Loan, 4.801%, 9/02/11                                   Germany            427,778          422,431       0.10
         Netherlands Term Loan, 4.801%, 9/02/11                             Netherlands         534,722          598,038       0.11
         U.S. Term Loan, 4.801%, 9/02/11                                  United States         962,500          950,469       0.21
                                                                                                            ------------------------
                                                                                                               7,244,767       1.62
                                                                                                            ------------------------
      PAPER PACKAGING
      Graham Packaging Co. LP, New Term Loan, 4.875% - 5.063. 10/07/11    United States         892,555          852,179       0.19
      Graphic Packaging International Inc.
        Incremental Term Loan, 5.535% - 5.884%, 5/16/14                   United States         895,500          861,566       0.19
        Term Loan B, 4.785% - 4.80%, 5/16/14                              United States       1,200,000        1,129,285       0.25
      Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14                          United States       1,246,875        1,241,420       0.28
      Smurfit-Stone Container Canada Inc.
        Term Loan C, 4.50% - 4.688%, 11/01/11                                Canada           1,060,485        1,029,405       0.23
        Term Loan C-1, 4.50%, 11/01/11                                       Canada             291,281          282,744       0.07

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                                            PRINCIPAL                     % OF NET
                                                                           COUNTRY           AMOUNT/a         VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------------

     Smurfit-Stone Container Enterprises,
       L/C Term Loan, 2.713%, 11/01/11                                    United States    $    375,517     $    364,512       0.08
       Term Loan B, 4.50% - 4.688%, 11/01/11                              United States         369,663          358,828       0.08
                                                                                                            -----------------------
                                                                                                               6,119,939       1.37
                                                                                                            ------------------------
      PAPER PRODUCTS
      Georgia-Pacific Corp.,
        Additional Term Loan, 4.446% - 4.551%, 12/20/12                   United States         909,173          859,691       0.19
        Term Loan B, 4.399% - 4.551%, 12/20/12                            United States       4,583,593        4,334,131       0.97
      NewPage Corp., Term Loan, 6.56%, 12/22/14                           United States       1,146,500        1,135,988       0.26
      Verso Paper Holdings LLC, Term Loan B, 4.551%, 8/01/13              United States       1,003,755          950,222       0.21
                                                                                                            -----------------------
                                                                                                               7,280,032       1.63
                                                                                                            ------------------------
      PERSONNEL PRODUCTS
      Chattem Inc., Term Loan B, 4.411% - 4.541%, 1/02/13                 United States         926,166          905,328       0.20
      Herbalife Internaional Inc., Term Loan B, 4.31%, 7/21/13            United States       1,154,060        1,090,586       0.25
                                                                                                            ------------------------
                                                                                                               1,995,914       0.45
                                                                                                            ------------------------
      PHARMACEUTICALS
      Mylan Inc., Term Loan B, 5.75%, 10/02/14                            United States        1,094,500     1,085,470         0.24
                                                                                                            ------------------------

      PROPERTY & CASUALTY INSURANCE
       Affirmative Insurance Holdings Inc., Term Loan, 6.149% -
         6.299%, 1/31/14                                                  United States         636,636          544,324       0.12
                                                                                                            ------------------------

       PUBLISHING
       Canwest Mediaworks LP, Credit D, 4.649%, 7/10/14                       Canada          2,545,796        2,373,955       0.53
       Dex Media East LLC, Term Loan B, 4.64% - 4.81%, 10/24/14           United States         500,000          454,500       0.10
       Dex Media West LLC, Term Loan B, 7.00%, 10/24/14                   United States       3,179,073        3,013,167       0.67
       Idearc Inc., Term Loan B, 4.47% - 4.80%, 11/17/14                  United States       4,496,747        3,366,939       0.75
   d   Newsday LLc, Floating Rate Term Loan, 7.9958%, 8/01/13             United States       2,400,000        2,400,000       0.54
       Tribune Co.,
         Term Loan B, 5.786%, 5/16/14                                     United States       5,734,035        4,117,754       0.92
         Term Loan X, 5.541%, 5/16/09                                     United States         675,229          654,296       0.15
       Wenner Media LLC, Term Loan B, 4.551%, 10/02/13                    United States         856,326          800,665       0.18
                                                                                                            ------------------------
                                                                                                              17,181,276       3.84
                                                                                                            ------------------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT
       CB Richard Ellis Services Inc., Term Loan B, 3.958%, 12/20/13      United States       1,919,071        1,751,152       0.39
                                                                                                            ------------------------

       RESTAURANTS
       Arby's Restaurant Holdings LLC, Term Loan B, 4.713% - 5.051,
         7/25/12                                                          United States       2,264,559        2,136,234       0.48
       OSI Restaurant Partners LLC (Outback),
         Pre-funded Revolving Credit, 2.596%, 6/14/13                     United States         127,868          107,409       0.02
         Term Loan B, 5.125%, 6/14/14                                     United States       1,602,764        1,346,321       0.30
                                                                                                            ------------------------
                                                                                                               3,589,964       0.80
                                                                                                            ------------------------
       RETAIL REITS
       Capital Automotice REIT, Term Loan B, 4.23%, 12/15/10              United States       1,001,400          952,081       0.21
       Macerich Co., Term Loan B, 4.00%, 4/25/10                          United States       3,485,417        3,311,146       0.74
                                                                                                            ------------------------
                                                                                                               4,263,227       0.95
                                                                                                            ------------------------
       SEMICONDUCTORS
       Fairchild Semiconductor Corp.,
         Incremental Term Loan, .301%, 6/26/13                            United States       1,695,750        1,691,511       0.38
         Initial Term Loan, 4.301%, 6/26/13                               United States       1,920,984        1,839,342       0.41

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                                            PRINCIPAL                     % OF NET
                                                                           COUNTRY           AMOUNT/a         VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------------

       Marvell Technology Group Ltd., Term Loan, 4.963%, 11/08/09            Bermuda      $   2,707,938  $     2,599,620       0.58
                                                                                                            ------------------------
                                                                                                               6,130,473       1.37
                                                                                                            ------------------------
       SPECIALIZED CONSUMER SERVICES
       FTD Inc., Term Loan B, 4.213%, 7/28/13                             United States       1,216,999        1,189,616       0.27
                                                                                                            ------------------------

       SPECIALTY CHEMICALS
       Dollar General Corp., Term Loan, 8.108%, 7/06/13                   United States       6,000,000        5,593,740       0.52
       Pantry Inc., Term Loan B, 7.07%, 5/14/14                           United States       2,421,323        2,308,344       0.22
                                                                                                            ------------------------
                                                                                                               8,434,989       0.79
                                                                                                            ------------------------

       SPECIALTY TELECOMMUNICATIONS
       Brenntay Holding GmbH & Co., KG,
         Acquisition Facility, 5.071%, 1/20/14                               Germany            451,636          414,376       0.09
         Term Loan B2, 5.071%, 1/20/14                                    United States       1,848,364        1,695,874       0.38
       Cognis GmbH, Term Loan C, 4.814%, 9/15/13                             Germany          2,300,000        2,123,188       0.48
       Hexion Specialty Chemicals BV, Term Loan C-2, 5.063%, 5/03/13       Netherlands        1,027,584          896,567       0.20
       Hexion Specialty Chemicals BV, Term Loan C-1, 5.063%, 5/03/13      United Stated       4,730,428        4,127,298       0.92
       ISP Chemco LLC, Term Loan B, 4.00% - 4.25%, 6/04/14                United States         979,553          905,270       0.20
       Nalco Co., Term LOan B, 4.22% - 4.92%, 11/04/10                    United States       1,096,469        1,085,504       0.24
       Oxbow Carbon LLC
         Delayed Draw Term Loan, 4.801%, 5/08/14                          United States         279,060          261,270       0.06
         Term Loan B, 4.46% - 4.801%, 5/08/14                             United States       3,117,128        2,918,411       0.65
       Polypore Inc., Incremental Term Loan, 4.72%, 7/03/14               United States         847,859          796,988       0.18
       PQ Corp., Term Loan, 5.92% - 6.05%, 7/30/14                        United Stated       2,300,000        2,162,720       0.49
       Rockwood Specialties Group Inc., Term Loan E, 4.299%, 7/30/12      United States       1,685,288        1,626,001       0.36
       Vertellus Specialties Inc., Term Loan, 7.063%, 12/10/12            United States       1,520,139        1,485,936       0.33
                                                                                                            ------------------------
                                                                                                              20,449,403       4.58
                                                                                                            ------------------------
       SYSTEMS SOFTWARE
       Macrovision Solutions Corp., Term Loan B, 7.25%, 5/02/13           United States       1,400,000        1,401,750       0.31
                                                                                                            ------------------------

      TRADING COMPANIES & DISTRIBUTORS
      Ashtead Group PLC, Term Loan, 4.50%, 8/31/11                        United Kingdom      1,475,200        1,399,596       0.31
      Bakercorp., Term Loan C, 4.713% - 5.267%, 5/08/14                   United States       4,863,713        4,468,537       1.00
      Interline Brands
        Delayed Draw Term Loan, 4.19%, 6/23/13                            United States       1,005,547          955,270       0.21
        Term Loan B, 4.19%, 6/23/13                                       United States         694,570          659,841       0.15
      RSC Holdings III, ABL Term Loan, 4.55% - 4.56%, 11/27/12            United States       3,438,750        3,262,514       0.73
                                                                                                            ------------------------
                                                                                                              10,745,758       2.40
                                                                                                            ------------------------
       TRUCKING
       Avis Budget Car Rental LLC, Term Loan, 4.05%, 4/19/12              United States         994,486          872,817       0.20
       Hertz Group
         Credit Link, 2.801%, 12/21/12                                    United States         163,883          151,182       0.03
         Term Loan B, 4.21%, 12/21/12                                     United States         904,065          834,000       0.19
                                                                                                           ------------------------
                                                                                                               1,857,999       0.42
                                                                                                            ------------------------
       WIRELESS TELECOMMUNICATION SERVICES
       Alltel Communication Inc., Term Loan B-3, 5.208%, 5/18/15          United States       3,176,000        3,164,589       0.71
       Intelsat Corp. (Panamsat),
         Tranche B-2-A, 5.288%, 1/03/14                                   United States       2,267,992        2,147,034       0.48
         Tranche B-2-B, 5.288%, 1/03/14                                   United States       2,267,309        2,146,386       0.48
         Tranche B-2-C, 5.288%, 1/03/14                                   United States       2,267,309        2,146,386       0.48
                                                                                                           ------------------------
                                                                                                               9,604,395       2.15
                                                                                                            ------------------------
       TOTAL SENIOR FLOATING RATE INTERESTS (COST $433,712,746)                                              407,583,261      91.13
                                                                                                          --------------------------

                                                                   ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


                                                                                            PRINCIPAL                     % OF NET
                                                                           COUNTRY           AMOUNT/a         VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------------

       SHORT TERM INVESTMENT (COST $38,140,339)
   g   REPURCHASE AGREEMENT
       Joint Repurchase Agreement, 2.09%, 8/01/08
        (Maturity Value $38,142,553)                                      United States   $  38,140,339    $  38,140,339       8.53
         ABN AMRO Bank, NV, New York Branch
          (Maturity Value $3,219,994)
         Banc of America Securities LLC (Maturity Value $3,219,994)
         Barclays Capital Inc. (Maturity Value $3,219,994)
         BNP Paribas Securities Corp. (Maturity Value $3,219,994)
         Credit Suisse Securities (USA) LLC (Maturity Value $3,219,994)
         Deutsche Bank Securities Inc. (Maturity Value $3,219,994)
         Dresdner Kleinwort Securities LLC (Maturity Value $3,219,994)
         Goldman, Sachs & Co. (Maturity Value $3,219,994)
         Lehman Brothers Inc. (Maturity Value $2,722,619)
         Merrill Lynch Government Securities Inc. (Maturity
           Value $3,219,994)
         Morgan Stanley & Co. Inc. (Maturity Value $3,219,994)
         UBS Securities LLC (Maturity Value $3,219,994)
         Collateralized by U.S. Government Agency Securities,
           2.375% - 6.25%, 8/04/08 - 5/06/13; h/U.S. Government
           Agency Discount Notes, 12/08/08 - 5/29/09;
           h/Treasury Bill, 12/11/08; and U.S. Treasury Notes,
           3.375% - 4.625%, 5/15/09 - 6/30/13
                                                                                                          --------------------------
       TOTAL INVESTMENTS (COST $471,853,085)                                                                445,723,600      99.66
       OTHER ASSETS, LESS LIABILITIES                                                                         1,522,827       0.34
                                                                                                          --------------------------
       NET ASSETS                                                                                         $ 447,246,427     100.00
                                                                                                          --------------------------



SELECTED PORTFOLIO ABBREVIATIONS

L/C     Letter of Credit
PIK     Payment-In-Kind
REIT    Real Estate Investment Trust


a/The principal amount is stated in U.S. dollars unless otherwise indicated.

b/The coupon rate shown represents the rate at period end.

c/See Note 1(d) regarding senior floating rate interests.

d/A portion or all of the security purchased on a when-issued or delayed delivery basis. See Note 1(c).

e/Income may be received in additional securities and/or cash.

f/See Note 8 regarding unfunded loan commitments.

g/See Note 1(b) regarding repurchase agreement.

h/The security is traded on a discount basis with no stated coupon rate.



   The accompanying notes are an integral part of these financial statements.

ANNUAL REPORT

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements

Statement of Assets and Liabilities
July 31, 2008

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers..               $433,712,746
  Cost - Repurchase agreements.............     38,140,339
                                        ------------------
  Total cost of investments...............    $471,853,085
                                        ------------------
  Value - Unaffiliated issuers............    $407,583,261
  Value - Repurchase agreements............     38,140,339
                                        ------------------
  Total value of investments..............     445,723,600
 Cash.....................................         845,279
 Receivables:
  Investment securities sold.................... 6,351,902
  Capital shares sold......................      1,932,120
  Interest.................................      2,458,727
                                         ------------------
        Total assets.....................      457,311,628
                                         ------------------

Liabilities:
 Payables:
  Investment securities purchased............           7,808,925
  Affiliates.................................             171,734
  Distributions to shareholders..............           1,823,558
 Unrealized loss on unfunded loan commitments (Note 8)....129,696
 Accrued expenses and other liabilities......             131,288
                                                ------------------
                                                ------------------
        Total liabilities...................           10,065,201
                                                ------------------
        Net assets, at value...............          $447,246,427
                                                ------------------

Net assets consist of:
 Paid-in capital................................     $526,779,411
 Distributions in excess of net investment income....    (30,735)
 Net unrealized appreciation (depreciation).......... (26,259,181)
 Accumulated net realized gain (loss)................ (53,243,068)
                                                  ------------------
        Net assets, at value........................  $447,246,427
                                                   ------------------
 Net asset value and maximum offering price per share
 ($447,246,427 + 49,562,235 shares outstanding)......        $9.02
                                                   ------------------


Annual Report The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

Financial Statements (continued)

Statement of Operations
for the year ended July 31, 2008

Investment income:
 Interest......................................            $42,433,612
                                                     ------------------

Expenses:
 Management fees (Note 3a)....................               5,030,553
 Administrative fees (Note 3b)................                 862,612
 Custodian fees (Note 4)......................                   9,035
 Reports to shareholders......................                   8,041
 Professional fees............................                 215,741
 Trustees' fees and expenses..................                  60,984
 Other........................................                  90,554
                                                     ------------------
        Total expenses.......................                 6,277,520
        Expense reductions (Note 4)..........                  (13,233)
        Expenses waived/paid by affiliates (Note
        3d).................................                (2,496,281)
                                                      ------------------
          Net expenses.....................                   3,768,006
                                                      ------------------
            Net investment income..........                  38,665,606
                                                      ------------------

Realized and unrealized gains (losses):
 Net realized gain (loss) from investments......           (40,055,119)
 Net change in unrealized appreciation
 (depreciation) on investments.................               2,152,125
                                                      ------------------
Net realized and unrealized gain (loss).........           (37,902,994)
                                                      ------------------
Net increase (decrease) in net assets resulting...             $762,612
from operations                                       ------------------



Annual Report The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Statements (continued)

Statements of Changes in Net Assets


                                                                       Year Ended July 31,
                                                                      2008                2007
                                                               -----------------------------------------
Increase (decrease) in net assets:
 Operations:
     Net investment income....................                $     38,665,606     $     72,617,623
     Net realized gain (loss) from
     investments..............................                     (40,055,119)          (2,377,692)
     Net change in unrealized
     appreciation (depreciation) on
     investments............................                         2,152,125          (27,572,215)
                                                              -------------------    -------------------
     Net increase (decrease) in net
     assets resulting from operations...........                        762,612           42,667,716
                                                               ------------------     ------------------

 Distributions to shareholders from net
 investment income............................                     (38,661,719)         (72,772,124)
 Capital share transactions (Note 2)..........                    (584,574,579)         (41,029,763)
                                                               ------------------     -------------------
      Net increase (decrease) in net..........                    (622,473,686)         (71,134,171)
      assets
Net assets:
 Beginning of year...........................                     1,069,720,113        1,140,854,284
                                                               ------------------      ------------------
 End of year................................                   $    447,246,427     $  1,069,720,113
                                                               ------------------      ------------------
Distributions in excess of net investment income included in net assets:
 End of year..................................                 $        (30,735)    $       (249,002)
                                                               ==================      ==================


Annual Report The accompanying notes are an integral part of these financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a non-diversified, open-end investment company, consisting of one fund, the Franklin Floating Rate Master Series (Fund), which is organized as a partnership for federal income tax purposes. The shares are exempt from registration under the Securities Act of 1933.

The following summarizes the Fund's significant accounting policies.

A.  SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B.  JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The joint repurchase agreement held by the Fund at year end had been entered into on July 31, 2008. The joint repurchase agreement is valued at cost.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


D.  SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

E.  INCOME TAXES

No provision has been made for income taxes because all income, expenses, gains and losses are allocated to the partners for inclusion in their individual income tax returns.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of July 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

F.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionately allocated to the partners daily and distributed monthly. Net capital gains (or losses) realized by the Fund will be allocated proportionately to each partner and will not be distributed. Distributions to partners are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

G.  ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


2. SHARES OF BENEFICIAL INTEREST

At July 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                 YEAR ENDED JULY 31,
                                                       2008                               2007
                                        -----------------------------------------------------------------------
                                                    SHARES           AMOUNT            SHARES           AMOUNT
                                        ------------------     --------------     -------------    -------------
 Shares sold........................              4,842,844      $44,297,914        31,322,400     $306,179,057
 Shares redeemed...................             (67,790,869)    (628,872,493)      (35,593,260)    (347,208,820)
                                        -------------------   ----------------   ---------------  --------------
 Net increase (decrease)                        (62,948,025)   $(584,574,579)       (4,270,860)    $(41,029,763)
                                        ===================   =================   ==============  ===============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:


SUBSIDIARY                                                      AFFILIATION
----------                                               ----------------------
Franklin Advisers, Inc. (Advisers)...........                Investment manager
Franklin Templeton Services, LLC (FT Services).......    Administrative manager
Franklin Templeton Investor Services, LLC
(Investor Services)..............................            Transfer agent

A.  MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

B.  ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

  ANNUALIZED
   FEE RATE       NET ASSETS
---------------   ------------------------------------------------
    0.150%        Up to and including $200 million
    0.135%        Over $200 million, up to and including $700 million
    0.100%        Over $700 million, up to and including $1.2 billion
    0.075%        In excess of $1.2 billion

C.  TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

D.  WAIVER AND EXPENSE REIMBURSEMENTS

FT Services agreed in advance to voluntarily waive administrative fees. Additionally, Advisers agreed in advance to voluntarily waive a portion of management fees. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. FT Services and Advisers may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.

E.  OTHER AFFILIATED TRANSACTIONS

At July 31, 2008, the shares of the Fund were owned by the following entities:

ENTITY                                                         SHARES
-----------------------------------------------------------------------
Franklin Floating Rate Fund, PLC............                 49,542,235
Franklin Resources,Inc.....................                      10,000
Templeton Investment Counsel, LLC..........                      10,000
                                                        ---------------
Total                                                       49,562,235
                                                        ===============

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.


5.  INCOME TAXES

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments........                           $    472,302,250
                                                     ==================
Unrealized appreciation......                         $      1,234,057
Unrealized depreciation...........                         (27,812,707)
                                                      ------------------
Net unrealized appreciation (depreciation)....        $    (26,578,650)
                                                      ==================

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and bond discounts and premiums.


6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2008, aggregated $159,386,985 and $732,824,786, respectively.


7.  CREDIT RISK

The Fund has 84.06% of its portfolio invested in senior secured floating rate notes rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.


8. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At July 31, 2008, unfunded commitments were as follows:

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                      UNFUNDED
BORROWER                                                              COMMITMENT
--------------------------------------------------------------------------------
Bausch and Lomb Inc., Delayed Draw Term Loan..................        $ 104,112
Community Health Systems Inc., Delayed Draw Term Loan.........          271,030
Conseco Inc., Revolver.......................................         4,000,000
Laureate Education Inc., Delayed Draw Term Loan..............           167,545
Sealy Mattress Co., Revolver................................            375,000
Ticketmaster, Term Loan B...................................          1,700,000
                                                                 --------------
                                                                $ 6,617,687,687
                                                                ===============

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.


9. SHAREHOLDER DISTRIBUTIONS

For the year ended July 31, 2008, the Fund made the following distributions:

PAYMENT DATE                                     AMOUNT PER SHARE
----------------------------------------------------------------------
08/31/2007                                                  $0.056438
09/28/2007                                                  $0.053764
10/31/2007                                                  $0.056294
11/30/2007                                                  $0.051925
12/31/2007                                                  $0.051772
01/31/2008                                                  $0.051420
02/29/2008                                                  $0.043882
03/31/2008                                                  $0.042617
04/30/2008                                                  $0.034569
05/30/2008                                                  $0.033476
06/30/2008                                                  $0.033817
07/31/2008                                                  $0.036414
                                                ----------------------
Total                                                       $0.546388
                                                ======================

Daily distribution information is available at the registered office upon request.


10. CREDIT FACILITY

Effective June 30, 2008, the Franklin Floating Rate Master Series entered into a committed, senior, secured 364 day line of credit, up to a maximum amount of $100 million (Committed Credit Facility) with a bank, for temporary liquidity purposes. The Committed Credit Facility replaced an existing senior, secured, uncommitted, advised line of credit (Advised Line) that the Fund and another investment company had entered into with that bank. Interest on outstanding draws under the terms of the Committed Credit Facility will be charged at the Federal Funds Rate plus 0.60%, absent a default thereunder. Fees and other expenses related to these facilities are charged over their term, as noted in the Statement of Operations, of which $1,300 is interest expense. The Fund must segregate eligible securities as collateral for any outstanding loan advances at a ratio of 5:1. During the year ended July 31, 2008, the Fund utilized the Advised Line as follows.


YEAR ENDED JULY 31, 2008
----------------------------------------------------------------
Amount outstanding                                          $ -
Average borrowing/a                                   $ 650,000
Average interest rate                                     3.58%

a/Loan was outstanding for 20 days during the fiscal year.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


11. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, (collectively "Plaintiffs") filed an adversary proceeding in the then-pending Adelphia bankruptcy case in the U.S. Bankruptcy Court for the Southern District of New York against more than 400 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named defendants included Franklin Floating Rate Daily Access Fund (individually and as successor to the Franklin Floating Rate Trust's interests in the credit facilities at issue), Franklin Floating Rate Trust, and Franklin Floating Rate Master Series (collectively the "Franklin Defendants"), and Franklin CLOs I-III, among other defendants. In addition, Advisers was originally named as a defendant, but later dismissed from the lawsuit. The complaint alleged that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders and sought avoidance of the loans and recovery of fraudulent transfers (the "Complaint"). The agent bank and investment bank defendants moved to dismiss the Complaint, which the Bankruptcy Court granted in part and denied in part, with leave to amend the Complaint. The reference to the bankruptcy was withdrawn and the matter is now before the United States District Court for the Southern District of New York.

On October 22, 2007, Plaintiffs filed an amended complaint, largely duplicating the allegations in the original Complaint, and adding hundreds of additional syndicate lender defendants (the "Amended Complaint"). The Franklin Defendants, among others, moved to dismiss the Amended Complaint on December 20, 2007. On June 17, 2008, the court granted the Franklin Defendants' motions and dismissed the claims against them.


12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

Report of Independent Registered Public Accounting Firm

To the Board of  Trustees  and  Shareholders  of Franklin  Floating  Rate Master
Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund") at July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 17, 2008

INDEPENDENT BOARD MEMBERS

----------------------- --------------------- ---------------- ----------------- ----------------------------
                                                                  NUMBER OF
                                                                PORTFOLIOS IN
 NAME, YEAR OF BIRTH                                             FUND COMPLEX
     AND ADDRESS              POSITION        LENGTH OF TIME     OVERSEEN BY      OTHER DIRECTORSHIPS HELD
                                                  SERVED        BOARD MEMBER*
----------------------- --------------------- ---------------- ----------------- ----------------------------

Harris J. Ashton             Trustee             Since 1999        143           Bar-S Foods (meat packing
(1932)                                                                           company).
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and
Chairman of the Board, General Host Corporation (nursery and craft centers)
(until 1998).
-------------------------------------------------------------------------------------------------------------
Robert F. Carlson            Trustee             Since 2007       122             None
(1928)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired; and FORMERLY, Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (1971 -
January 2008) (CALPERS);, member and Chairman of the Board, Sutter Community
Hospitals; member, Corporate Board, Blue Shield of California; and Chief
Counsel, California Department of Transportation.
-------------------------------------------------------------------------------------------------------------
Sam Ginn (1937)         Trustee               Since 2007       122               Chevron Corporation
One Franklin Parkway                                                             (global energy company)
San Mateo, CA                                                                    and ICO Global
94403-1906                                                                       Communications (Holdings)
                                                                                 Limited (satellite
                                                                                 company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor; and FORMERLY, Chairman of the Board, Vodafone AirTouch, PLC
(wireless company); Chairman of the Board and Chief Executive Officer, AirTouch
Communications (cellular communications) (1993-1998) and Pacific Telesis Groups
(telephone holding company) (1988-1994).
-------------------------------------------------------------------------------------------------------------
Edith E. Holiday        Trustee               Since 1999       143               Hess Corporation
(1952)                                                                           (exploration and refining
One Franklin Parkway                                                             of oil and gas), H.J.
San Mateo, CA                                                                    Heinz Company (processed
94403-1906                                                                       foods and allied
                                                                                 products), RTI
                                                                                 International Metals, Inc.
                                                                                 (manufacture and
                                                                                 distribution of titanium),
                                                                                 Canadian National Railway
                                                                                 (railroad) and White
                                                                                 Mountains Insurance Group,
                                                                                 Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993);
General Counsel to the United States Treasury Department (1989-1990); and
Counselor to the Secretary and Assistant Secretary for Public Affairs and Public
Liaison-United States Treasury Department (1988-1989).
-------------------------------------------------------------------------------------------------------------
Frank W.T. LaHaye       Trustee               Since 1999       122               Center for Creative Land
(1929)                                                                           Recycling (brownfield
One Franklin Parkway                                                             redevelopment).
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management
Company (venture capital).
-------------------------------------------------------------------------------------------------------------
Frank A. Olson (1932)   Trustee               Since 2005       143               Hess Corporation
One Franklin Parkway                                                             (exploration and refining
San Mateo, CA                                                                    of oil and gas) and
94403-1906                                                                       Sentient Jet (private jet
                                                                                 service).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY,
Chairman of the Board, President and Chief Executive Officer, UAL Corporation
(airlines).
-------------------------------------------------------------------------------------------------------------
Larry D. Thompson       Trustee               Since 2007       143               None
(1945)
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary,
PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines
(aviation) (2003-2005) and Providian Financial Corp. (credit card provider)
(1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting
Professor, University of Georgia School of Law (2004); and Deputy Attorney
General, U.S. Department of Justice (2001-2003).
-------------------------------------------------------------------------------------------------------------
John B. Wilson (1959)    Lead Independent     Trustee since      122             None
One Franklin Parkway     Trustee              2007 and Lead
San Mateo, CA                                 Independent
94403-1906                                    Trustee since
                                             January 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap,
Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance and Strategy,
Staples, Inc. (office supplies) (1992-1996); Executive Vice President - Corporate Planning, Northwest
Airlines, Inc. (airlines) (1990-1992); and Vice President and Partner, Bain & Company (consulting firm)
(1986-1990).
-------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

----------------------- --------------------- ---------------- ----------------- ----------------------------
                                                                  NUMBER OF      D
                                                                PORTFOLIOS IN
                                                                 FUND COMPLEX
 NAME, YEAR OF BIRTH                           LENGTH OF         OVERSEEN BY
 AND ADDRESS                 POSITION          TIME SERVED      BOARD MEMBER*     OTHER DIRECTORSHIPS HEL
----------------------- --------------------- ---------------- ----------------- ----------------------------
**Charles B. Johnson    Trustee and           Since 1999       143               None
(1933)                  Chairman of the
One Franklin Parkway    Board
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director,
Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton
Investments.
-------------------------------------------------------------------------------------------------------------
**Gregory E. Johnson    Trustee               Since 2007       94                None
(1961)
One Franklin Parkway
San Mateo, CA
94403-1906


PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide,
Inc.; Director, Templeton Asset Management Ltd.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 33 of the investment companies in
Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Mark Boyadjian (1964)   Vice President        Since 2003       Not Applicable    Not Applicable
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc. and Templeton Worldwide, Inc.; and officer of two of the investment companies in Franklin Templeton Investments.
--------------------------------------------------------------------------------------------------------------
James M. Davis          Chief Compliance      Chief            Not Applicable    Not Applicable
(1952)                  Officer and Vice      Compliance
One Franklin Parkway    President - AML       Officer since
San Mateo, CA           Compliance            2004 and Vice
94403-1906                                    President -
                                 AML Compliance

                                              since 2006

----------------------- --------------------- ---------------- ----------------- ----------------------------
-------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of
Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-------------------------------------------------------------------------------------------------------------

----------------------- --------------------- ---------------- ----------------- ----------------------------
Laura F. Fergerson      Treasurer, Chief      Treasurer        Not Applicable    Not Applicable
(1962)                  Financial Officer     since 2004,
One Franklin Parkway    and Chief             Chief
San Mateo,              Accounting Officer    Financial
CA 94403-1906                                 Officer and
                                              Chief
                                              Accounting
                                              Officer since
                                              February 2008

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director
and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004);
Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
-------------------------------------------------------------------------------------------------------------
Jimmy D. Gambill        Vice President        Since February   Not Applicable      Not Applicable
(1947)                                        2008
500 East Broward
Blvd.
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
David P. Goss (1947)    Vice President        Since 2000       Not Applicable      Not Applicable
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of
46 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Rupert H. Johnson,      President and Chief   President        Not Applicable      Not Applicable
Jr. (1940)              Executive Officer     since 1999 and
One Franklin Parkway    -Investment           Chief
San Mateo, CA           Management            Executive
94403-1906                                    Officer -
                                              Investment
                                              Management
                                              since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin
Advisers, Inc. and Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin
Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Karen L. Skidmore       Vice President and    Since 2006       Not Applicable    Not Applicable
(1952)                  Secretary
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; and officer of
30 of the investment companies in Franklin Templeton Investments.
-------------------------------------------------------------------------------------------------------------
Craig S. Tyle (1960)    Vice President        Since 2005       Not Applicable    Not Applicable
One Franklin Parkway
San Mateo, CA
94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner,
Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
-------------------------------------------------------------------------------------------------------------
Galen G. Vetter       Senior Vice President   Since February   Not Applicable    Not Applicable
(1951)                and Chief Executive     2008
500 East Broward      Officer -Finance and
Blvd.                 Administration
Suite 2100
Fort Lauderdale, FL
33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director,
RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987
and 1991-2004).
-------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Charles B. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Gregory E. Johnson is considered to be an interested person of the Trust under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.




BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

SHAREHOLDER INFORMATION

At a meeting held February 25, 2008, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. It was noted that at regular Board meetings during the course of the year, the Trustees had reviewed and discussed portfolio performance and financial information for the FFRMT Fund, as well as periodic reports on shareholder services, legal compliance, pricing, and other services provided by the Manager and its affiliates. In addition, information specifically furnished to the Trustees in connection with the contract renewals being considered at the meeting included a Fund Profitability Analysis Report and additional information. The Fund Profitability Analysis Report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included in the additional material prepared specifically for the meeting was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates, including Management's explanation of differences where relevant, as well as a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report were a memorandum prepared by Management describing project initiatives and capital investments relating to the services provided to the FFRMT Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged the Fund.

In considering such information, the independent Trustees received assistance and met separately with independent counsel. The Fund Profitability Analysis Report and other additional material prepared by Management were sent to each of the Trustees on February 1, 2008. Such material was reviewed and discussed by the independent Trustees among themselves and with Management in a telephonic conference call that took place February 15, 2008. Questions raised in such telephonic conference call were responded to by Management and were discussed at a meeting of independent Trustees held prior to the Board meeting.

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)  Audit  Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $73,910 for the fiscal year ended July 31, 2008 and $77,190 for the fiscal year ended July 31, 2007.

(b)  Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended July 31, 2008 and $11,200 for fiscal year end July 31, 2007.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended July 31, 2008 and $46,000 for the fiscal year ended July 31, 2007. The services for which these fees were paid included tax compliance and advice.

(d)  All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $348 for the fiscal year ended July 31, 2008 and $0 for the fiscal year ended July 31, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $283,729 for the fiscal year ended July 31, 2008 and $0 for the fiscal year ended July 31, 2007. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

     (i) pre-approval of all audit and audit related services;

     (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

     (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

     (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant  described in paragraphs
(b)-(d) of Item 4 were  approved by the audit  committee  pursuant to  paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $284,077 for the fiscal year ended July 31, 2008 and $57,200 for the fiscal year ended July 31, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure  of Proxy Voting Policies and Procedures for Closed-End
        Management Investment Companies.         N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and  Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura
F. Fergerson, Chief Financial Officer and Chief Accounting Officer SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/GALEN G. VETTER
  -----------------------------------
     Galen G. Vetter
     Chief Executive Officer - Finance and Administration
Date September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/GALEN G. VETTER
  -----------------------------------
     Galen G. Vetter
     Chief Executive Officer - Finance and Administration
Date September 26, 2008


By  /s/LAURA F. FERGERSON
   ----------------------------------
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  September 26, 2008